Subsequent Events (Details)	Mar. 09, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Subsequent Events [Line Items]
Ordinary shares, nominal value (in dollars per share)		$ 0.01	$ 0.01
Subsequent Event | Class A Ordinary Shares, $0.01 nominal value [Member] | Willis Towers Watson Public Limited Company [Member]
Subsequent Events [Line Items]
Stock conversion ratio	1.08
Ordinary shares, nominal value (in dollars per share)	$ 0.01